Income Taxes - Components of Effective Tax Rate on Income (Parenthetical) (Details) (Consumer Financial Protection Bureau, USD $) In Millions, unless otherwise specified	0 Months Ended
Nov. 20, 2013
Reconciliation Of Effective Income Tax Rate [Line Items]
Regulatory penalty paid	$ 5.0
Enova
Reconciliation Of Effective Income Tax Rate [Line Items]
Regulatory penalty paid	2.5
Enova | Unfavorable Regulatory Action
Reconciliation Of Effective Income Tax Rate [Line Items]
Regulatory penalty paid	$ 2.5